Amounts Receivable	12 Months Ended
Dec. 31, 2019
Disclosure Of Amounts Receivable [Abstract]
Amounts Receivable
5.	AMOUNTS RECEIVABLE

	December 31, 2019	December 31, 2018

Receivable from sales agent	$-	$180

GST/HST receivable	936	1,247

Other receivable	752	1,051

Total	$1,688	$2,478